ACCOUNT RECEIVABLE - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 0	$ 0
Additional allowance of credit loss	3,541	0
Ending balance	$ 3,541	$ 0